Average Annual Total Returns - NVIT Neuberger Berman Multi Cap Opportunities Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	S&P 500® Index (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (reflects no deduction for fees or expenses) 5 Years	S&P 500® Index (reflects no deduction for fees or expenses) 10 Years
Total	13.55%	14.46%	11.90%	13.40%	14.34%	11.79%	18.40%	15.22%	13.88%